SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

April 30, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 102 to the Registration Statement
on Form N-1A of Master Investment Portfolio (the “Trust”) relating to
Money Market Master Portfolio and Treasury Money Market Master Portfolio

Ladies and Gentlemen:

The Trust hereby files via EDGAR one electronically signed copy of Amendment No. 102 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on April 30, 2018.

The Amendment is being filed to make certain non-material changes which the Trust deemed appropriate.

Please do not hesitate to contact me at (212) 839-5511 if you require additional information regarding the Trust’s registration statement.

Respectfully submitted,

/s/ Douglas E. McCormack

Douglas E. McCormack

cc:	Benjamin Archibald
Tricia J. Meyer
John A. MacKinnon